Equity Instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Equity Instruments [Abstract]
Schedule of assumptions
	Year Ended June 30,
	2017	2016

Expected volatility	178% - 185%	75%
Risk free interest rate	0.97% - 1.88%	1.16% - 1.90%
Expected term (years)	5.0 -6.5	3.75 - 6.25
Dividend yield	0%	0%

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2017	38,263	$16.31	8.40
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	(1,468)	$16.40
Outstanding December 31, 2017	36,795	$16.30	7.58
Exercisable at December 31, 2017	27,031	$16.27	7.33

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	-	$-	-
Granted	16,340	$360.20
Exercised	-	$-
Forfeited/Cancelled	(209)	$362.40
Outstanding June 30, 2016	16,131	$360.20	9.33
Granted	23,608	$18.20
Exercised	-	$-
Forfeited	(1,408)	$83.20
Cancelled	(68)	$64.60
Outstanding June 30, 2017	38,263	$16.31	8.40
Exercisable at June 30, 2017	19,341	$16.40	7.95
Available for grant at June 30, 2017	61,737

Schedule of options outstanding range of exercise prices
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life of Options Outstanding	Number of Options Exercisable	Weighted Average Exercise Price
$14.00	1,500	$14.00	9.85	-	$14.00
$16.40	36,763	$16.40	8.34	19,341	$16.40
	38,263	$16.31	8.40	19,341	$16.40

Summary of stock-based compensation expense
	Three Months Ended December 31,		Six Months Ended December 31,
Selling, general and administrative:	2017	2016	2017	2016

Stock options	$81,000	$381,000	$276,000	$1,425,000

Restricted Stock	32,000	82,000	104,000	157,000
Total share-based compensation expense	$113,000	$463,000	$380,000	$1,582,000

	Year Ended June 30,
	2017	2016
Research and development expenses
Stock-based compensation	$-	$89,000
Selling, general and administrative expenses
Stock-based compensation	2,502,000	814,000
	$2,502,000	$903,000

Unrecognized expense at June 30, 2017	$775,000

Weighted average remaining years to vest	1.81

Summary of all warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2017	286,049	$50.29	4.23

Warrants issued in connection with the August 2017 private offering	5,920,002	$3.60
Warrants issued to underwriters in connection with the August 2017 private offering	394,669	$3.60
Outstanding December 31, 2017	6,600,720	$5.62	4.61

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	444	$1,087.20	2.92
Warrants issued to placement agents for convertible promissory notes	1,115	$156.00
Warrants issued to investors in connection with the registered offering	86,667	$120.00
Warrants issued to placement agents for convertible promissory notes	1,129	$96.00
Warrants issued to placement agents for the registered offering	5,474	$120.00
Warrants issued to convertible note holders who converted May 5, 2016	15,279	$120.00
Outstanding June 30, 2016	110,108	$124.02	4.71

Issuance of settlement warrants to initial investors	4,402	$80.00
Warrants issued to investors in connection with the registered offering	301,014	$37.20
Warrants issued to placement agents for the registered offering	20,077	$15.00
Warrants exercised	(149,552)	$15.00

Outstanding June 30, 2017	286,049	$50.29	4.23

Schedule of warrant assumptions
	Year Ended June 30,
	2017	2016
Expected volatility	156.64% - 169.22%	75%
Risk free interest rate	1.63% - 1.87%	1.07 - 1.76%
Contractual term (years)	3.46 - 4.67	4.2 - 5.0
Dividend yield	0%	0%